SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Year end | CAD : USD
Exchange rate to USD	0.9705	1.017	0.9540
Year end | RMB : USD
Exchange rate to USD	0.1626
Average Yearly | CAD : USD
Exchange rate to USD	0.8747	0.9928	1.0135
Average Yearly | RMB : USD
Exchange rate to USD	0.1616